S000001125 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.76%	[1]	14.82%
Performance Inception Date			Sep. 29, 2017
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	8.58%	[1]	9.78%
Performance Inception Date			Sep. 29, 2017
CLASS N SHARES
Prospectus [Line Items]
Average Annual Return, Percent	11.75%	13.50%		[1]	9.79%
CLASS N SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.09%	7.92%		[1]	6.27%
CLASS N SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	9.06%		[1]	6.88%
CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	12.11%	13.84%		[1]	10.09%
Class Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.16%	13.89%	8.71%	[1]
Performance Inception Date			Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.